Investment Property, Net - Changes in Carrying Amount of Investment Property (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Beginning	₩ 1,074,031	₩ 1,086,077
Acquisitions	56,113	1,661
Business Combination	557,040
Disposals	(441)	(24,106)
Depreciation	(35,586)	(36,021)
Others	(34,863)	46,420
Ending	1,616,294	1,074,031
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning	308,523	332,308
Acquisitions	54,891
Business Combination	473,301
Disposals	(60)	(2,921)
Others	(49,351)	(20,864)
Ending	787,304	308,523
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning	593,505	584,549
Acquisitions	1,006	1,661
Business Combination	83,739
Disposals	(303)	(34)
Depreciation	(28,902)	(28,336)
Others	6,741	35,665
Ending	655,786	593,505
Structures [member]
Disclosure of detailed information about investment property [line items]
Beginning	1,356	753
Depreciation	(1,049)	(797)
Others	1,566	1,400
Ending	1,873	1,356
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning	170,647	168,467
Acquisitions	216
Disposals	(78)	(21,151)
Depreciation	(5,635)	(6,888)
Others	6,181	30,219
Ending	₩ 171,331	₩ 170,647